Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement

18. FAIR VALUE MEASUREMENT

The following section describes the valuation methodologies the Company uses to measure assets and liabilities at fair value.

The Company uses quoted prices in active markets for identical assets to determine fair value where applicable. This pricing methodology applies to Level 1 investments such as bond funds. The fair value of the structure note investments is estimated by the Company using a discounted cash flow model that incorporates transaction details such as contractual terms, maturity and timing and amount of future cash flows, references to the observable market data such as the risk free rate, discount rate and yield rate related to the underlying bond securities as well as unobservable inputs related to liquidity, default likelihood, and credit valuation adjustments. Due to the unobservable inputs are insignificant to the measurement in its entirety, such investments are classified as Level 2 instruments. For the years ended December 31, 2011 and 2012, none of the Company’s assets measured on a recurring basis was determined by using significant unobservable inputs.

The following table presents our assets measured at fair value on a recurring basis as of December 31, 2011 and 2012:

December 31, 2011

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading Bond funds	2,980	—	—	2,980

December 31, 2012

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — designated at the fair value Structured note	—	14,882	—	14,882

The table below sets out the balances for those assets required to be measured at fair value on a nonrecurring basis and the associated losses recognized during the year ended December 31, 2010 (nil in 2011 and 2012) and please refer to Note 2, “Summary of Significant Accounting Policy” and Note 10, “Goodwill and Acquired Intangible Assets” for the significant assumption were used.

December 31, 2010

	December 31, 2010	Level 1	Level 2	Level 3	Total Losses
	US$	US$	US$	US$	US$
Long-term investments cost method	185	—	—	185	230

The Company reviews the carrying values of financial assets carried at cost when impairment indicators are present. The fair values of assets without quoted market price are determined based on management judgment with the best available information. The impairment charge was determined based on the difference between the Company’s carrying value and the proportionate ownership of the investee’s net assets at year end.